Summary of Restricted Stock Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares of Restricted Stock
Shares of Restricted Stock, Beginning balance	1,534,163	1,384,390	1,254,691	764,078
Shares of Restricted Stock, Granted	185,821	653,229	424,436	683,921
Shares of Restricted Stock, Vested	(408,140)	(489,033)	(288,204)	(190,589)
Shares of Restricted Stock, Canceled			(4,613)
Shares of Restricted Stock, Forfeited		(14,423)	(1,920)	(2,719)
Shares of Restricted Stock, Ending balance	1,311,844	1,534,163	1,384,390	1,254,691
Shares of Restricted Stock, Unvested restricted stock	1,311,844
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning balance	$ 18.85	$ 16.85	$ 14.60	$ 11.10
Weighted Average Grant Date Fair Value, Granted	$ 29.44	$ 21.70	$ 19.45	$ 17.94
Weighted Average Grant Date Fair Value, Vested	$ 14.91	$ 17.00	$ 10.84	$ 12.63
Weighted Average Grant Date Fair Value, Canceled			$ 18.35
Weighted Average Grant Date Fair Value, Forfeited		$ 18.58	$ 14.34	$ 11.03
Weighted Average Grant Date Fair Value, Ending balance	$ 21.58	$ 18.85	$ 16.85	$ 14.60
Weighted Average Grant Date Fair Value, Unvested restricted stock	$ 21.58	$ 18.85	$ 16.85	$ 14.60